UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21636


              First Trust/Aberdeen Global Opportunity Income Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
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  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: December 31
                                               -----------


             Date of reporting period: July 1, 2014 - June 30, 2015
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.  Proxy Voting Record


BTA Bank JSC
--------------------------------------------------------------------------------
Ticker                    BTAS
Provider Security ID      Y06997103
Meeting Date              03-Nov-14             Meeting Type    Special
Record Date               20-Oct-14             Country         Kazakhstan
--------------------------------------------------------------------------------
                PROPOSAL                                                                MANAGEMENT      VOTE            VOTE AGAINST
PROPONENT       NUMBER    PROPOSAL TEXT                                                 RECOMMENDATION  INSTRUCTION     MANAGEMENT

Management      1         Amend Regulations on Remuneration of Directors                For             Do Not Vote     No
Management      2         Approve Remuneration of Director                              For             Do Not Vote     No
Management      3         Approve Changes in Composition of Vote Counting Commission    For             Do Not Vote     No
Management      4         Ratify Auditor                                                For             Do Not Vote     No


BTA Bank JSC
--------------------------------------------------------------------------------
Ticker                    BTAS
Provider Security ID      Y06997103
Meeting Date              26-Dec-14             Meeting Type    Special
Record Date               26-Nov-14             Country         Kazakhstan
--------------------------------------------------------------------------------
                PROPOSAL                                                                MANAGEMENT      VOTE            VOTE AGAINST
PROPONENT       NUMBER    PROPOSAL TEXT                                                 RECOMMENDATION  INSTRUCTION     MANAGEMENT

Management      1         Approve Meeting Agenda                                        For             Do Not Vote     No
Management      2         Approve Terms of Merger of BTA Bank and Kazkommertsbank       For             Do Not Vote     No
Management      3         Approve Delisting of GDRs from Luxembourg Stock Exchange      For             Do Not Vote     No
Management      4         Authorize Share Repurchase Program                            For             Do Not Vote     No

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY
                           INCOME FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ Mark R. Bradley
                           -----------------------------------
                           Mark R. Bradley, President


Date                       July 21, 2015
                           -------------------------

* Print the name and title of each signing officer under his or her signature.